CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash (Note 2)	$ 1,811,686	$ 2,302,418	$ 2,243,670
Accounts receivable, net (Note 2)	1,139,730	282,407	1,430,202
Notes receivable - current portion (Note 3)	1,444,473	1,508,468	0
Prepaid inventory	3,745,126	519,620	1,734,831
Inventory (Note 4)	9,899,106	11,666,251	2,473,322
Prepaid expenses and other current assets	533,870	527,104	174,317
Total current assets	18,573,991	16,806,268	8,056,342
Property & equipment, net (Note 2)	512,864	516,423	214,128
Intangibles, net (Note 6)	2,124,000	2,535,000	3,356,500
Goodwill	1,855,512	1,855,512	1,855,512
Accounts receivable, net of current portion			310,300
Note receivable - long term portion (Note 3)	0	26,705	0
Investment in KannaLife Sciences (Note 7)			439,246
Total other assets	4,492,376	4,933,640	6,175,686
Total assets	23,066,367	21,739,908	14,232,028
Current liabilities
Accounts payable	444,032	546,387	24,622
Accrued expenses (Note 5)	198,947	118,206	222,703
Common stock to be issued (Note 10)			175,000
Amount due to related party			300
Secured convertible promissory notes payable, net (Note 8)	769,645	0
Total Current Liabilities	1,412,624	664,593	422,625
Non-current liabilities
Line of credit - Roen Ventures, LLC, net of debt discount (Note 8)			5,502,595
Total liabilities	$ 1,412,624	$ 664,593	$ 5,925,220
Commitments and contingencies (Note 11)
Stockholders' equity (Note 9)
Preferred stock, par value $0.0001; 10,000,000 shares authorized; no shares issued and outstanding	$ 0	$ 0	$ 0
Common stock, par value $0.0001; 190,000,000 shares authorized; 35,141,666 and 33,419,166 shares issued and outstanding as of June 30,2015 and December 31, 2014, respectively	3,513	3,341	1,558
Additional paid-in capital	30,058,451	24,828,337	10,749,662
Accumulated deficit	(8,408,221)	(3,756,363)	(2,444,412)
Total stockholders' equity	21,653,743	21,075,315	8,306,808
Total liabilities and stockholders' equity	$ 23,066,367	$ 21,739,908	$ 14,232,028